Document and Entity Information	6 Months Ended
Dec. 31, 2017
Document And Entity Information
Entity Registrant Name	HWH International Corp
Entity Central Index Key	0001669479
Document Type	POS AM
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company